Statements of Operations - USD ($)	1 Months Ended	3 Months Ended													6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Expenses:
General and administrative expenses		$ (481,780)		$ (1,279,019)											$ (990,698)		$ 0	$ (1,279,019)	$ 0
Loss from operations		(481,780)													(990,698)		0	(1,279,019)	0
Other income (expense):
Interest income		12,620													31,537		0	78,624	0
Change in fair value of warrant derivative liability		30,330,000													19,120,000		0	27,690,000	0
Total other income (expense)		(30,317,380)													(19,088,463)		0	(27,611,376)	0
Loss before taxes		(30,799,160)													(20,079,161)		0	(28,890,395)	0
Tax benefit (provision)		0													0		0	0	0
Net Loss	$ 0	$ (30,799,160)	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)		$ 0	$ (28,890,395)	$ 0
Basic and diluted income per share:
Net loss per share available to common shares	$ 0	$ (1.82)		$ (1.63)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1.09)	$ 0	$ 0	$ (2.99)	$ 0
Basic and diluted weighted average number of shares outstanding		16,954,225				6,037,500									18,394,339	6,037,500	6,037,500	9,654,569	6,037,500